Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Components

	December 31,
	2013	2012
Raw materials and work in process	$33,920	$66,221
Supplies and service parts	48,165	72,551
Finished products	38,515	68,335
Inventory at FIFO cost	120,600	207,107
Excess of FIFO cost over LIFO cost	(17,020)	(27,429)
Total inventory, net	$103,580	$179,678